Employee Defined Benefit Plans - Schedule of Employee Defined Benefit Plans (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Net employee defined benefit asset	$ 72.3	$ 57.4
Net defined benefit liability	(29.5)	(32.3)
Pension defined benefit plans
Disclosure of defined benefit plans [line items]
Net employee defined benefit asset	72.3	57.4
Net defined benefit liability	(15.6)	(17.0)
Net defined benefit (asset) liability	(56.7)	(40.4)	$ 25.8
Post employment benefit plans
Disclosure of defined benefit plans [line items]
Net defined benefit liability	$ (13.9)	$ (15.3)